UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Ticker Symbol: SGAGX)

Semi-Annual Report
March 31, 2012

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Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	13
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the SGA Global Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 100.5%
	CONSUMER DISCRETIONARY – 15.0%
362	Amazon.com, Inc.*	$73,309
2,670	Arcos Dorados Holdings, Inc. - Class A	48,300
911	Starwood Hotels & Resorts Worldwide, Inc.	51,389
1,210	Yum! Brands, Inc.	86,128
		259,126

	CONSUMER STAPLES – 22.3%
951	Anheuser-Busch InBev N.V. - ADR	69,157
1,699	Cia de Bebidas das Americas - ADR	70,203
1,917	Coca-Cola Amatil Ltd. - ADR	49,746
528	Colgate-Palmolive Co.	51,628
5,116	Danone - ADR	71,010
2,167	Wal-Mart de Mexico S.A.B. de C.V. - ADR	72,746
		384,490

	ENERGY – 7.7%
629	National Oilwell Varco, Inc.	49,986
687	Schlumberger Ltd.	48,042
630	Transocean Ltd.	34,461
		132,489

	FINANCIALS – 4.1%
1,542	State Street Corp.	70,161

	HEALTH CARE – 19.1%
774	Cerner Corp.*	58,948
996	Fresenius Medical Care A.G. & Co. KGaA - ADR	70,367
2,202	Mylan, Inc.*	51,637
480	Novo Nordisk A/S - ADR	66,581
71,177	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	81,300
		328,833
	INDUSTRIALS – 1.8%
420	Joy Global, Inc.	30,870

	INFORMATION TECHNOLOGY – 24.6%
145	Apple, Inc.*	86,923
1,755	ARM Holdings PLC - ADR	49,649
377	Baidu, Inc. - ADR*	54,955
1,965	eBay, Inc.*	72,489
1,034	SAP A.G. - ADR	72,194
455	Visa, Inc. - Class A	53,690
897	VistaPrint N.V.*	34,669
		424,569

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	MATERIALS – 5.9%
493	Ecolab, Inc.	$30,428
3,939	Linde A.G. - ADR	70,784
		101,212

	TOTAL COMMON STOCKS (Cost $1,501,000)	1,731,750

	SHORT-TERM INVESTMENTS – 0.4%
6,476	Federated Treasury Obligations Fund, 0.01%1	6,476

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,476)	6,476
	TOTAL INVESTMENTS – 100.9% (Cost $1,507,476)	1,738,226
	Liabilities in Excess of Other Assets – (0.9)%	(14,918)
	TOTAL NET ASSETS –100.0%	$1,723,308

ADR – American Depositary Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	47.3%
Germany	12.4%
China	7.9%
Mexico	4.2%
France	4.1%
Brazil	4.1%
Belgium	4.0%
Denmark	3.9%
Australia	2.9%
United Kingdom	2.9%
Argentina	2.8%
Netherlands	2.0%
Switzerland	2.0%
Total Common Stocks	100.5%
Short-Term Investments	0.4%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $1,507,476)	$1,738,226
Receivables:
Dividends and interest	3,796
From advisor, net	10,539
Prepaid expenses	14,555
Total assets	1,767,116

Liabilities:
Payables:
Audit Fees	10,148
Fund accounting fees	7,720
Transfer agent fees	7,653
Administration fees	3,055
Chief Compliance Officer fees	2,201
Trustees fees	1,971
Distrbution fees (Note 6)	1,769
Custody fees	1,725
Accrued other expenses	7,566
Total liabilities	43,808

Net Assets	$1,723,308

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,503,104
Accumulated net investment loss	(4,822)
Accumulated net realized loss on investments and foreign currency transactions	(5,724)
Net unrealized appreciation on investments and foreign currency translations	230,750
Net Assets	$1,723,308

Shares of beneficial interest issued and outstanding	144,216
Net asset value per share	$11.95

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income
Dividends (net of foreign tax withholding of $421)	$7,557
Interest	1
Total investment income	7,558

Expenses
Advisory fee	7,071
Distribution fees (Note 6)	1,739
Fund accounting fees	17,085
Administration fees	17,046
Transfer agent fees	15,169
Registration fees	11,531
Audit fees	10,092
Offering costs	8,876
Legal fees	5,014
Chief compliance officer fees	4,513
Custody fees	4,187
Trustees fees and expenses	3,009
Shareholder reporting fees	2,355
Insurance fees	360
Miscellaneous	818

Total expenses	108,865
Advisory fee waived	(7,071)
Other expenses waived	(89,414)
Net expenses	12,380
Net investment loss	(4,822)

Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions	1,349
Net change in unrealized appreciation/depreciation on investments and
foreign currency translations	331,817
Net realized and unrealized gain on investments and foreign currency	333,166

Net Increase in Net Assets from Operations	$328,344

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period December 31, 2010* to September 30, 2011
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,822)	$(3,120)
Net realized gain on investments and foreign currency transactions	1,349	(7,073)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	331,817	(101,067)
Net increase (decrease) in net assets resulting from operations	328,344	(111,260)

Capital Transactions:
Net proceeds from shares sold	200,030	1,306,239
Reinvestment of distributions	-	-
Cost of shares redeemed	-	(45)
Net increase in net assets from capital transactions	200,030	1,306,194

Total increase in net assets	528,374	1,194,934

Net Assets:
Beginning of period	1,194,934	-
End of period	$1,723,308	$1,194,934

Accumulated net investment loss	$(4,822)	$-

Capital Share Transactions:
Shares sold	18,136	126,085
Shares redeemed	-	(5)
Net increase from capital share transactions	18,136	126,080

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended March 31, 2012 (Unaudited)		For the Period December 31, 2010* to September 30, 2011
Net asset value, beginning of period	$9.48		$10.00
Income from Investment Operations:
Net investment loss	(0.04)	1	(0.04)	1
Net realized and unrealized gain (loss) on investments	2.51		(0.48)
Total from investment operations	2.47		(0.52)

Net asset value, end of period	$11.95		$9.48

Total return	26.05%	2	(5.20)%	2

Ratios and Supplemental Data:
Net assets, end of period	$1,723,308		$1,194,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.39%	3	28.14%	3
After fees waived and expenses absorbed	1.75%	3	1.74%	3
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(14.32)%	3	(26.92)%	3
After fees waived and expenses absorbed	(0.68)%	3	(0.52)%	3
Portfolio turnover rate	18%	2	48%	2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.

See accompanying Notes to Financial Statements.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2012 (Unaudited)

Note 1 – Organization
SGA Global Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long-term capital appreciation.  The Fund commenced investment operations on December 31, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,684, which are being amortized over a one-year period from December 31, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2011, or expected to be taken in the Funds’ 2012 tax returns, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes.  Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Sustainable Growth Advisers, LP (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until January 31, 2022.

For the six months end March 31, 2012, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $96,485.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At March 31, 2012, the amount of these potentially recoverable expenses was $253,500.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than September 30, of the years stated below:

2014:	$157,015
2015:	96,485

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended March 31, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months end March 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,509,130

Gross unrealized appreciation	264,750
Gross unrealized depreciation	(35,654)
Net unrealized appreciation	$229,096

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

As of September 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	(5,697)

Unrealized appreciation (depreciation) on investments	(102,443)
Unrealized appreciation (depreciation) on foreign currency	-
Total accumulated earnings/(deficit)	$(108,140)

As of September 30, 2011, the Fund had $5,697 of post-October capital losses, which are deferred until October 1, 2011 for tax purposes.  Losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 - Investment Transactions
For the six months end March 31, 2012, purchases and sales of investments, excluding short-term investments, were $475,539 and $257,264, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the six months end March 31, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SGA Global Growth Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$1,731,750	$-	$-	$1,731,750
Short-Term Investments	6,476	-	-	6,476
Total Investments, at Value	$1,738,226	$-	$-	$1,738,226

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 related Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 988‐8SGA (8742).  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller a (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997‐present).	47	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996‐present).	47	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996‐ present); Consultant‐Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003‐2006); Ex‐officio Board Member of the National Investment Company Service Association and past President and Chairman (1995‐1997); Senior Vice President, Oppenheimer Management Company (1983‐ 1996).	47	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co‐administrator for the Fund, and affiliate of the distributor of certain series of the Trust (not including the Fund), Grand Distribution Services, LLC, and custodian (2006‐present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988‐2006).	47	None
Eric M. Banhazl b † (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990‐2001).	47	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam b (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration
Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 ‐ 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994‐2001).
			N/A	N/A

SGA Global Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Joy Ausili b (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 ‐ 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997‐2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998‐ 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 ‐ 1998).
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman b (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr.  Zader  is  an  “interested  person”  of  the  Trust  by  virtue  of  his  position  with  the  Fund’s  distributor,  Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co‐ administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co‐administrator.

SGA Global Growth Fund
EXPENSE EXAMPLE
For the Six Months Ended March 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/2011 to 3/31/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
	10/1/11	3/31/12	10/1/11 – 3/31/12
SGA Global Growth Fund
Actual Performance	$ 1,000.00	$ 1,260.50	$ 9.89
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,016.25	$ 8.82

*
Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Sustainable Growth Advisers, LP
301 Tresser Boulevard, Ste 1310
Stamford, Connecticut 06901

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co‐Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co‐Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233‐2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233‐2301

FUND INFORMATION

	TICKER	CUSIP
SGA Global Growth Fund	SGAGX	461418 592

Privacy Principles of the SGA Global Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SGA Global Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-988-8SGA (8742) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-988-8SGA (8742) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-988-8SGA (8742).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

SGA Global Growth Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-988-8SGA (8742)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Investment Managers Series Trust

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	June 8, 2012

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer

Date	June 8, 2012